8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS (Details)		12 Months Ended
		Jan. 31, 2026 $ / shares	Jan. 31, 2026 CAD ($) shares	Jan. 31, 2025 $ / shares	Jan. 31, 2025 CAD ($) shares	Jan. 31, 2024 $ / shares	Jan. 31, 2024 CAD ($) shares
Details
Authorized Share Capital			100,000,000
Number of stock options granted			1,430,000		1,568,000		700,000
Stock options Exercise Price | $ / shares		$ 2.13		$ 1.89		$ 3
Stock options expired unexercised			1,400,000		700,000		1,460,000
Stock options expired unexercised, price per share | $ / shares		$ 2		$ 3		$ 2.86
Stock options exercised			0		0		0
Fair value of stock options granted | $	[1]		$ 589,751		$ 223,384		$ 42,090
Option based payments recognized | $			$ 589,751		$ 223,384		$ 42,090

[1]	30,000 exercised subsequent to fiscal year end